Cover	Oct. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 12, 2026
Entity Registrant Name	Lazard, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32492
Entity Tax Identification Number	98-0437848
Entity Address Address Line One	30 Rockefeller Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10112
City Area Code	212
Local Phone Number	632-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LAZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001311370
Amendment Flag	false